As filed with the Securities and Exchange Commission on July 7, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2022 – March 31, 2023

Explanatory Note: The registrant is filing this amendment to its filing on Form N-CSRS for the period ended March 31, 2023, which was originally filed with the Securities and Exchange Commission on May 25, 2023 (Accession Number
0001435109-23-000096
), solely to include the exhibit 13(a)(4) – Change in Independent Registered Public Accounting Firm.

ITEM 1. REPORT TO STOCKHOLDERS.
Semi-Annual Report
March 31, 2023
(Unaudited)
Advised by:
SKBA Capital Management, LLC
www.baywoodfunds.com

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2023

Dear Shareholders,
During the semi-annual period ended on March 31, The Baywood Value Plus fund increased meaningfully as did the majority of equity markets. This despite the surfacing of consequences created by global central banks. Both in the United States and in Europe, financial institutions came under incredible duress. Many emperors have been swimming with no clothes, Credit Suisse and Silicon Valley Bank not least among them.
It is clear that many of the weakest sectors of 2022 experienced some of the strongest stock price increases these past few months. In the first months of 2023 alone, at the index level, the Nasdaq outperformed the S&P500 which outperformed Value benchmarks. As
Value Plus is an actively-managed strategy with a strong value bias, we are not surprised at the recent modest underperformance. In the context of Value Plus ’ strong calendar 2022 out-performance—it increased in absolute terms compared with meaningful declines in most equity benchmarks— “taking a breather” is not entirely unexpected. Yet “taking a breather” should be qualified as your fund increased approximately 15% over the last six months!
We strongly disagree with today’s prevailing wisdom. The consensus leans overwhelmingly towards central banks being at the tail end of their tightening cycles. This we do not refute. What we do refute is that an end to central bank hawkishness will bring about a resurgence in risk assets, that discount rates will once again decline thereby creating more demand for highly priced and prized securities. We couldn’t disagree more with this overly simplistic conclusion. As we have been prone to say, what investors would like and what they are likely to experience is apt to be vastly different. Disappointments will soon abound. We are merely at the beginning of credit tightening even though monetary policy may shift more towards a neutral stance. These are two distinctly different circumstances which need not oppose one another. In fact, we are already beginning to witness this.
Recent bank runs and failures are having but one consequence: stricter lending. This will inevitably put a damper on economic growth.
How quickly TARA has replaced TINA, and justifiably so (Wall Street, keen as it is on acronyms, quickly devised There Are Reasonable
Alternatives as a rejoinder to last decade’s There Is No Alternative). Yet the alternative is not Alternatives. In fact, after one of the worst years on record, high quality fixed-income instruments are looking downright attractive. Public markets—in selective areas—are more attractive than private markets.
How many elephants in the room is too many? Let’s stick with two as they themselves portend sufficient negative implications for investors. They are in fact related elephants. The first is the burgeoning recognition that many private asset valuations are in fact inflated.
Will regulators finally seek more transparency in private asset valuations? While public markets are able to adjust instantaneously to a change in business values or outlooks, such liquidity and transparency are not characteristics of private equity and credit. Addressing this issue can be a dangerous and sensitive road to travel down considering the trillions of dollars at play yet it speaks to inflated asset values which in some form inevitably create a drag on subsequent capital raising markets.
With respect to banks, we have once again been reminded of the effects of duration mismatches. This tactic has been taken advantage of by financial institutions since time immemorial in order to improve net interest margins and reported earnings. It should be no surprise to see the beginnings of negative consequences from Central Bank actions, not assuming that the worst is behind us and that we will not see additional business casualties in the near future. In fact, the issues banks have faced up until now are much less significant than the second elephant in the room, that being bank loan collateral values. Some of the recent defaults within commercial real estate should be a warning call suggesting further indications of inflated asset values. Over the next few months, we are very likely to see further write-
downs on real estate values and loans. The question is this: who will take the hit for re-pricing trillions of real estate at fair value? There is no good solution to this problem. At best, and this is the scenario we believe is most likely to take place, downward re-pricing causes book values to be under downward pressure. When this happens, the capacity to lend in aggregate inevitably declines.
The debt trap the Western world is in has been years in the making. It is our opinion that rates have been too low for too long yet an attempt to normalize them has inevitable negative consequences which further reduces economic growth. We have begun to witness this and we will continue to. The increase in sovereign as well as private debt burdens to current levels puts negative pressure on economic growth. These are basic economic principles. Yet that condition is masked as long as rates remain low. Once they increase as they have recently, however, excessive sensitivity to rate changes quickly shows its magnified effect. Raise rates any further and recessions inevitably occur; don’t raise rates and undesirable speculative fervor reigns. We witnessed speculative fervor with many technology start-ups as well as with many banks—reckless behavior is not limited to any one industry. There simply are no good outcomes.
Different and worse scenarios can also be considered and we would place somewhat lower probabilities on them. Nevertheless, the potential for positive outcomes is likely to be in rarified space.

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2023

In the Baywood Value Plus fund, our exposure to banks has been relatively low for some time. Our hypothesis towards banks has mostly been premised on valuation mean reversion coming with improved net interest margins, and we prefer those that, until recently, had underperformed their peers. The sinners of the last crisis tend to be the reformers of the next. In spite of recent significant stock price declines, we do not believe the conditions exist for us to have large allocations to banks. Instead, our preference has been for insurance companies yet this too has been tempered due to the impact of inflationary pressures on severity costs. In the period we shifted our insurance exposure which is one of the more meaningful portfolio shifts we have undergone. We do believe that specialty financials are better able to sidestep significant credit tightening circumstances which many financials will continue to face. Last year, we exited our position in title insurance company First American Financial in favor of Radian, one of the largest mortgage insurers. Rising rates tend to negatively impact home sales, a negative for FAF, and lowers mortgage pre-payments, a positive for Radian. First American is exposed to home sales whereby Radian is exposed to mortgage pre-payments (which have slowed significantly); Radian was one of the largest contributors to our financial exposure during the period. We have also owned the CME, one of the largest futures exchanges for interest rates, energy and other markets. As volatility increases, the CME should continue to benefit; it too was one of the largest contributors within financials.
During the period we initiated positions in Brookfield Asset Management, FedEx, AirLease and Corebridge. Brookfield Asset
Management is a premier asset management company with a large portion of its assets comprised of the legacy Oaktree business.
Oaktree is mostly known for distressed and high yield credit investing on behalf of its institutional clients. It is clear to us that those markets will only expand in favor of Oaktree’s management over the foreseeable future. AirLease is a pre-eminent aircraft lessor; in essence, it operates as a bank for the global airline industry. Yet it takes no duration risk on its balance sheet. It takes on debt once aircraft have been delivered and leased. It has the newest and most efficient fleet of aircraft among its peers as well as the longest terms on its leases among its peers; long duration isn’t always bad! At a time when many airlines are hard-pressed to take on additional debt in order to directly purchase fuel-efficient aircraft, it is fairly evident that AirLease will prove to be a beneficiary. Lastly, we initiated a position in Corebridge. This statement is not entirely correct as Corebridge was until recently under the auspice of AIG; it was IPO’ed late last year. Being long-term owners of AIG, we are quite familiar with the various businesses and management’s actions to create shareholder value. Since our AIG purchase, we have always felt that the sum-of-the parts was greater than the whole. At this point in time, many technical factors have resulted in a severely depressed Corebridge stock price while the company’s business should benefit from the changing financial landscape. Once such short-term headwinds abate, we would expect shares to improve meaningfully. In the meantime, we are receiving nearly 6% in income from dividend payments.
In the last six months, energy, materials and IT all detracted from relative performance. Based on our aforementioned concerns, we believe this shift will prove to be temporary. Our cyclical bias is in fact relatively modest. A growing portion of our financial exposure is within specialty financials and our base case for energy remains at current or higher levels. Within Financials, Prosperity Bank,
Corebridge and MetLife all detracted from relative returns. We reduced our exposure in MetLife and in Chubb in order to initiate positions in some of the specialty financials mentioned. Within energy, Conoco and Equinor were the largest detractors. Conoco and
Equinor have been among the largest contributors to the strategy over the last couple of years and it is not particularly surprising to see such strong returns followed by more muted performance under a slowing economic environment. Yet in our view, price pressures going forward are upward, not downward. It is telling that the price of oil remains as high as it is despite the possibility of a significant slowdown in Western economies. As we “go to press”, OPEC+ has just announced a further cut to production, providing a boost to already strong energy prices. With potential insight into the next quarter, such a decision has immediately lifted both Conoco’s and
Equinor’s stock prices. With their emphasis on exploration, these are the two companies most sensitive to the price of the commodity.
But let’s not put “the cart before the horse.” Materials are likely to experience weakness in an economic slowdown yet we also believe that capacity in the industry remains healthy. As a result, we do not expect a compounding of weak prices and volumes, the death knell to many basic materials companies.
With respect to Information technology, we ask ourselves the question: did our holdings all of a sudden become less attractive? To which our answer is no. Once again, it is no surprise that our holdings might lag for some period of time after having contributed noticeably over the preceding year or two; returns are not linear. Yet as some of our holdings declined in price, we added to our positions. NXP now ranks as our second largest holding within IT. We welcome recent price volatility as it has enabled us to continue to increase our position in this semiconductor company that is growing as quickly as the market yet is selling at a fraction while paying us safe and growing dividends.
Communications, a sector that was historically anything but economically sensitive was the source of the strategy’s greatest relative weakness in the period. We say historically because until fairly recently, this sector was comprised of telecommunications companies.
Today, however, Alphabet and Meta are the largest benchmark constituents, not AT&T and Verizon. This definitely isn’t your grandmother’s communications sector! We do not own Alphabet or Meta as their spending priorities are on growth initiatives, not

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2023

dividends. Consensus opinions on our holdings in AT&T, Verizon and Comcast appear too low and our return expectations from here are attractive. As such, we continued to add to our exposure within the sector.
Healthcare was our strongest contributor during the period and we remain attracted to both the sector’s valuation and its fundamentals.
While viewed as defensive, it also has some of the most attractive valuations of any sector viewed as such. Within healthcare, the greatest contribution came from Royal Philips, a company we had not long ago exited with a very satisfying experience. We hope to repeat our prior success this time around and shares in Philips are so far indulging us. Despite their recent stock price increase, shares remain undervalued in our opinion. We hope to own these shares for some time to come as the company corrects some if its internal shortcomings.
We initiated a position in FedEx. While the businesses are fundamentally different, Fedex and Atlas both operate in transportation. Atlas was recently acquired which enabled us to redeploy some of the proceeds in Fedex. As with Philips, our purchase of FedEx has proven to be timely. Yet we remain humble that our returns are not always achieved in such a short timeframe. If truth be told, we prefer our holding period returns to be stretched out over a longer timeframe such that we can own improving companies for years, not months.
FedEx can be looked at as a replacement for Atlas, another transportation company we owned for a couple of years as it improved its own business. Ultimately, the company was acquired for a premium we were not satisfied with yet were forced to accept as minority shareholders. Despite our displeasure, our experience was more than satisfactory. Although a takeout is unlikely, we can only hope that
FedEx performs in a like fashion over a similar timeframe.
The recovery in most markets from 2022 lows is a welcome respite. Yet that is likely only what it is – a respite. Wrongs and generationally high excesses have not been corrected and the world is not returning to the prevalent benign conditions of the last decade. Investors need to invest with a mindset of lower overall returns over a complete cycle. We believe that the proper way to invest over time is to pay less than what companies are intrinsically worth, while receiving a meaningful portion of overall returns in the form of dividends. Yet one must be careful to not purchase dividends blindly. In and of themselves, dividends hold little informational value and high dividend yields often result in cuts or are a result of unattractive businesses. Value Plus seeks to avoid both categories. Being active also enables
Value Plus to avoid sectors we believe do not reflect current risks. Once again, we welcome volatility as it will enable us to be selective and add to our prospective return expectations one stock at a time.
Current and future portfolio holdings are subject to change and risk. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.
The S&P 500® Index, is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S. An investment cannot be made directly in an index. The S&P 500® Value Index is an unmanaged group of securities and is considered to be representative of those stocks in the S&P 500® Index exhibiting the strongest value characteristics. The gains and losses reflect the monthly price of the
Index only, and therefore, do not include dividends. The Morningstar US Large Value TR Index measures the performance of measures the performance of US large-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.
Past performance is no guarantee of future results.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts (ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD VALUE PLUS FUND
PERFORMANCE CHART AND ANALYSIS
March 31, 2023

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Value Plus Fund (the”Fund”) compared with the performance of the benchmark, Morningstar US Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Value Plus Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 409-2297. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 5.19%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%, through January 31, 2024 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the
Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended March 31, 2023 One Year Five Year Ten Year
Since Inception
06/27/08
Baywood Value Plus Fund -1.37% 7.40% 8.94% 9.04%
Morningstar US Large Value TR Index -0.64% 8.29% 9.48% 7.99%
* The Fund’s Institutional Shares performance for periods prior to the commencement of operations (12/2/13) is that of a collective investment trust managed by the
Fund’s Advisor and portfolio management team. The Institutional Shares of the collective investment trust commenced operations on June 27, 2008.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2023

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 92.8%
Basic Materials - 8.7%
800 International Flavors & Fragrances, Inc. $ 73,568
1,700 Newmont Corp. 83,334
760 Nutrien, Ltd. 56,126
300 Packaging Corp. of America 41,649
1,300 Rio Tinto PLC, ADR 89,180
343,857
Capital Goods / Industrials - 4.9%
200 Parker-Hannifin Corp. 67,222
1,300 Raytheon Technologies Corp. 127,309
194,531
Communication Services - 6.1%
5,900 AT&T, Inc. 113,575
2,300 Comcast Corp., Class A 87,193
1,000 Verizon Communications, Inc. 38,890
239,658
Consumer Discretionary - 7.7%
500 Darden Restaurants, Inc. 77,580
300 Genuine Parts Co. 50,193
2,200 Kontoor Brands, Inc. 106,458
500 Lear Corp. 69,745
303,976
Consumer Staples - 6.7%
800 Ingredion, Inc. 81,384
1,110 Molson Coors Beverage Co., Class B 57,365
200 PepsiCo., Inc. 36,460
2,300 The Kraft Heinz Co. 88,941
264,150
Energy - 9.3%
300 Chevron Corp. 48,948
1,300 ConocoPhillips 128,973
1,800 Equinor ASA, ADR 51,174
3,800 Kinder Morgan, Inc. 66,538
700 Phillips 66 70,966
366,599
Financials - 18.5%
1,500 Air Lease Corp. 59,055
1,900 American International Group, Inc. 95,684
1,100 Brookfield Asset Management, Ltd. 35,992
100 Chubb, Ltd. 19,418
1,500 Citigroup, Inc. 70,335
300 CME Group, Inc. 57,456
4,700 Corebridge Financial, Inc. 75,294
1,400 MetLife, Inc. 81,116
600 Northern Trust Corp. 52,878
1,000 Prosperity Bancshares, Inc. 61,520
3,000 Radian Group, Inc. 66,300
1,400 Wells Fargo & Co. 52,332
727,380
Health Care - 12.4%
300 AbbVie, Inc. 47,811
200 Amgen, Inc. 48,350
500 AstraZeneca PLC, ADR 34,705
1,100 Cardinal Health, Inc. 83,050
5,416 Koninklijke Philips NV, ADR 99,384
600 Medtronic PLC 48,372
1,200 Merck & Co., Inc. 127,668
489,340
Real Estate - 3.8%
1,104 Realty Income Corp. REIT 69,905
2,400 VICI Properties, Inc. REIT 78,288
148,193
Shares Security Description Value
Technology - 11.0%
1,100 Cisco Systems, Inc. $ 57,502
1,100 Corning, Inc. 38,808
800 International Business Machines Corp. 104,872
1,300 NetApp, Inc. 83,005
500 NXP Semiconductors NV 93,238
300 Texas Instruments, Inc. 55,803
433,228
Transportation - 2.8%
300 FedEx Corp. 68,547
200 Union Pacific Corp. 40,252
108,799
Utilities - 0.9%
1,000 OGE Energy Corp. 37,660
Total Common Stock (Cost $3,031,512) 3,657,371
Shares Security Description Value
Money Market Fund - 6.7%
263,876 First American Government Obligations
Fund, Class X, 4.65%
(a)
(Cost $263,876) 263,876
Investments, at value - 99.5% (Cost $3,295,388) $ 3,921,247
Other Assets & Liabilities, Net - 0.5% 18,542
Net Assets - 100.0% $ 3,939,789
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 3,657,371
Level 2 - Other Significant Observable Inputs 263,876
Level 3 - Significant Unobservable Inputs –
Total $ 3,921,247

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2023

See Notes to Financial Statements.
PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials 8.8%
Capital Goods / Industrials 5.0%
Communication Services 6.1%
Consumer Discretionary 7.8%
Consumer Staples 6.7%
Energy 9.3%
Financials 18.5%
Health Care 12.5%
Real Estate 3.8%
Technology 11.0%
Transportation 2.8%
Utilities 1.0%
Money Market Fund 6.7%
100.0%

BAYWOOD VALUE PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $3,295,388) $ 3,921,247
Receivables:
Fund shares sold 2,988
Dividends 12,247
From investment advisor 9,654
Prepaid expenses 13,190
Total Assets
3,959,326
LIABILITIES
Accrued Liabilities:
Fund services fees 5,440
Other expenses 14,097
Total Liabilities
19,537
NET ASSETS
$ 3,939,789
COMPONENTS OF NET ASSETS
Paid-in capital $ 3,149,205
Distributable Earnings 790,584
NET ASSETS
$ 3,939,789
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 205,115
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 19.21

BAYWOOD VALUE PLUS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2023

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $925) $ 69,932
Total Investment Income
69,932
EXPENSES
Investment advisor fees 9,438
Fund services fees 29,952
Transfer agent fees 9,972
Custodian fees 2,635
Registration fees 11,095
Professional fees 14,833
Trustees' fees and expenses 2,372
Other expenses 14,379
Total Expenses 94,676
Fees waived and expenses reimbursed
(81,464)
Net Expenses
13,212
NET INVESTMENT INCOME
56,720
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 151,393
Net change in unrealized appreciation (depreciation) on investments
262,433
NET REALIZED AND UNREALIZED GAIN
413,826
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 470,546

BAYWOOD VALUE PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
March 31, 2023
For the Year
Ended
September 30,
2022
OPERATIONS
Net investment income $ 56,720 $ 98,579
Net realized gain 151,393 68,555
Net change in unrealized appreciation (depreciation) 262,433 (307,103)
Increase (Decrease) in Net Assets Resulting from Operations
470,546 (139,969)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(128,094) (347,363)
CAPITAL SHARE TRANSACTIONS
Sale of shares 288,702 64,886
Reinvestment of distributions 128,002 344,811
Redemption of shares
(53,327) (76,973)
Increase in Net Assets from Capital Share Transactions
363,377 332,724
Increase (Decrease) in Net Assets
705,829 (154,608)
NET ASSETS
Beginning of Period
3,233,960 3,388,568
End of Period
$ 3,939,789 $ 3,233,960
SHARE TRANSACTIONS
Sale of shares 14,466 3,282
Reinvestment of distributions 6,553 18,232
Redemption of shares
(2,734) (3,832)
Increase in Shares
18,285 17,682

BAYWOOD VALUE PLUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
March 31, 2023
For the Years Ended September 30,
2022 2021 2020 2019 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 17.31 $ 20.03 $ 14.96 $ 17.03 $ 18.63 $ 17.36
INVESTMENT OPERATIONS
Net investment income (a) 0.29 0.55 0.45 0.39 0.44 0.38
Net realized and unrealized gain (loss)
2.27 (1.26) 5.04 (1.86) (0.84) 1.76
Total from Investment Operations
2.56 (0.71) 5.49 (1.47) (0.40) 2.14
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.28) (0.49) (0.42) (0.38) (0.39) (0.35)
Net realized gain
(0.38) (1.52) – (0.22) (0.81) (0.52)
Total Distributions to Shareholders
(0.66) (2.01) (0.42) (0.60) (1.20) (0.87)
NET ASSET VALUE, End of Year
$ 19.21 $ 17.31 $ 20.03 $ 14.96 $ 17.03 $ 18.63
TOTAL RETURN
14.76%(b) (4.16)% 36.80% (8.77)% (1.55)% 12.57%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 3,940 $ 3,234 $ 3,389 $ 2,588 $ 2,802 $ 936
Ratios to Average Net Assets:
Net investment income 3.00%(c) 2.77% 2.39% 2.51% 2.66% 2.10%
Net expenses 0.70%(c) 0.70% 0.70% 0.70% 0.70% 0.70%
Gross expenses (d) 5.02%(c) 5.19% 5.66% 6.68% 8.13% 8.83%
PORTFOLIO TURNOVER RATE 15%(b) 48% 35% 40% 49% 34%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2023

Dear Shareholder,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Socially Responsible
Fund (the “Fund”) for the six months ended March 31, 2023. The Fund is a mid-to-large capitalization value-oriented portfolio of stock holdings selected from a universe of stocks created through the application of inclusionary and exclusionary social screens and assessments of the ESG profile of each company. Among these stocks, we further evaluate and assess each prospective holding’s valuation and fundamental business attraction to determine the current portfolio holdings. In selecting investments, we consider social criteria such as an issuer’s community relations, corporate governance, employee diversity, employee relations, environmental impact and sustainability, human rights record and product safety.
Over the last six months, the Fund earned a return of over 15%. After a year in which the market had decidedly turned down in both magnitude and direction, it is no surprise to us that the broad market would rebound strongly in the other direction at the turn of the year.
Institutional rebalancing, cessation of tax-loss selling pressure and more of your general buy-the-dip investors typically contribute to the “January-effect” pattern we tend to witness at the beginning of the year. This year is no different. The big question we need to ask ourselves is if we believe this pattern will continue.
We believe the stock market declines of 2022 have been sufficiently described—by ourselves and for many investors we have had the pleasure to speak with—so we won’t belabor the particulars of the declines here. We think it is sufficient to say that the stocks and sectors that declined the most in the first three quarters of 2022 were the same that increased the most in the period, financials aside (more on this later). How much longer one thinks this rebound will last likely depends on a few underlying assumptions about the factors that drove the declines witnessed for most of 2022.
Most certainly rising price inflation and interest rates were a driving factor for the most recent correction, but why was that the case? We believe the answers can be found by looking at the prior extraordinary valuation peak at the end of the 1990s for the market as a whole and the growth stock valuations in particular. Just as high earnings growth rates in the late 1990s were certain to slow (as Y2K spending came to an end) and the extreme P/E ratios likely to fall in the new century, so too were the COVID-pandemic-accelerated growth rates in 2020 and 2021 and the return to peak valuations likely to disappoint as revenue growth rates finally slowed. We saw this coming, and we noted the parallel with the three-year-long stock market contraction starting in 2000 and ending in late 2002. Note that it took more than just one year to see the full correction in growth-stock valuations. Note also with growth rates hindered by the excesses of the 1990s, growth stocks continued to underperform for much of the period up through 2006.
What was different in the late 1990s cycle compared to 2022? The 1990’s productivity boom was defined by high real GDP rates, low inflation and the lowest level of interest rates since the Bretton Woods system collapsed in the early 1970s. The S&P 500 increased at an average annual rate of 26% from 1995 to 1999. Technology stocks were the leaders of the stock market bubble and by the late 1990s stock valuations were at extreme levels not witnessed in decades. Furthermore, GDP growth rates in the 1990s were mostly robustly positive and no major recession was witnessed after 1991.
Similarly, in the moderate expansion of the 2010s, GDP growth rates were mostly positive in this period and inflation was relatively low.
But in an extreme move, the Federal Reserve (Fed) lowered interest rates to 0% by 2010 for the first time ever. Interest rates would stay this low for most of the period, with a brief exception from December of 2015 through 2018, but they were back down to zero during the pandemic. Not surprisingly, technology stocks were the leaders again as zero interest rate policy, combined with accelerated revenue growth, prompted similar risk-taking behavior seen in the late 1990s. Also similarly, the S&P 500 increased at an average of 18% from
2016 to 2021. For SKBA, it was déjà vu all over again, and our Socially Responsible portfolio was prepared for it.
Stock market cycles can be reinforced by two different phenomena. One is the trend from active investing to passive investing and the other is index concentration. It is no secret that active investing lost share to passive investing over the last decade. As more money was placed in passive investing vehicles, majority of which follow a broad index like the S&P 500, the weights of the top holdings needed to get bigger and bigger. The market capitalization schemes of the indices lend themselves naturally to bubbles as the more money that flows into the indices, which means as more money is being placed in the largest of the holdings, the bigger the market caps of the largest holdings get. Fundamentally, the higher the valuation for the company, the lower the cost of its capital is, which means it can fund its corporate initiatives cheaper than competitors, allowing it to grow faster than peers, earning an ever higher multiple. These are self-reinforcing cycles which lead to the volatility of the broad market and help create market bubbles.
Yet, when the market turns, these same factors that reinforced the indices’ positive returns now act to reinforce negative returns. Investors sell the indices, which in turn sell the largest holdings, which in turn lowers the market capitalizations of the largest constituents over

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2023

and over. Lower valuations lead to a more level playing field in terms of cost of capital, which in turn reduces the competitiveness of the former high-flying growth stocks.
Just as the period from 2000 to 2006, when the S&P 500 returned an average of 1% per year, we believe we might be in a similar position today. We do not believe, due to the high concentration of highly valued IT companies that we are “one-and-done” with the 2022 stock market correction, but rather it will likely take years for the excesses of the last 12 years to unwind. While history may not repeat itself, it most certainly rhymes.
It is easy to say that we—as value and active investors which have been on the opposite end of the passive and growth trend that have dominated the prior cycle—have seen this coming for a number of years. As usual, the timing of which is nearly impossible to predict, but the factors for the bubble and the crash have been in plain sight all along and we have been positioned accordingly. While the
Baywood Socially Responsible Fund slightly underperformed the Morningstar Large Value Index in the period, it performed admirably against the S&P 500 and the Russell 1000 Value despite the fact that we didn’t own many of the stocks responsible for the very large
“January effect”.
The largest sources of relative contribution were from the healthcare, consumer discretionary and financial sectors. The average stock in the healthcare sector for the benchmark were up modestly in the period, after being one of the few sources of positive returns for all of 2022. Yet in the Socially Responsible strategy, the health care stocks on average were up over 18% in the period. Royal Philips and Regeneron contributed the most to returns in the sector, returning nearly 20% in the period. In the consumer discretionary sector,
Kontoor Brands and Aptiv both returned an excess of 40%, much greater than the benchmark’s average returns. Both Kontoor and Aptiv are long-term holdings and have been similarly affected by the supply shortages created in the pandemic. As the shortages abate and investors once again realize that strong underlying business models combined with attractive valuations can generate above-average returns we believe that companies like these can continue to aid returns over our investment horizon.
In the financial sector, the outperformance can be related as much to what we did own as to what we didn’t. American Express and Air
Lease both helped in the period returning approximately 12% and 15% respectively. American Express allayed concerns about its credit quality when it reported its earnings and outlook during the first quarter. After declining for most of 2022, investors were reminded again of its unique business model and higher credit profiles of its client base. Air Lease is a pre-eminent aircraft lessor; in essence, it operates as a bank for the global airline industry. Yet it takes no duration risk on its balance sheet. It takes on debt once aircraft have been delivered and leased. It has the newest and most efficient fleet of aircraft among its peers as well as the longest terms on its leases among its peers. At a time when many airlines are hard-pressed to take on additional debt in order to directly purchase fuel-efficient aircraft, it is fairly evident that Air Lease will prove to be a beneficiary.
We also believe that the asset bubbles created by 10+ years of low interest rates and inflation are not limited to public equity markets.
The bonds held by banks have lost a significant portion of their value, already creating problems in the first quarter highlighted by the failure of SVB, Signature Bank, Credit Suisse and the bailout of First Republic. However, what is not yet being discussed are the potential bubbles elsewhere, most acutely in commercial office space. The loan values held on the books of these banks are likely to be overstated, just as their bonds are. We’ve already seen what happens when consumers panic and withdraw deposits when it was apparent these banks lost their client’s money on Treasuries; we are concerned about the potential losses stemming from their loan books as well.
Should there be any more sparks to this very dry box of tinder, we could very well see the unwinding of these asset bubbles in a much shorter time span than we would have predicted.
The detractors in the period were mostly from our holdings in energy, information technology and communication services. In energy, our holdings declined as investors rebalanced from such a strong year. In both Communication Services and IT, the sectors rebounded from a year in which the average holdings declined in excess of 20%. Communication Services led the benchmark’s returns where the average holdings were up over 50% in the period. Considering this was one of the worst sectors for returns in the prior 9 months, the bounce was not surprising. The same can be said for the Information Technology sector, which was also one of the top performing sectors for the benchmark in the period, where the average stock increased by over 30%. The Baywood Socially Responsible ’s holdings in the IT sector increased “only” 21%, yet held up much better than the benchmark for the first three quarters of 2022. Companies like
Cisco, Corning and NXP Semiconductors returned 33%, 24% and 28% respectively, yet still have attractive fundamental and valuations, whereas we do not believe the same can still be said of many of the other benchmark holdings.
During the period we added five new companies to the portfolio: Alphabet Inc, Charles Schwab, Weyerhaeuser, Corebridge and Warner
Bros. After declining nearly 35% in 2022, we added Alphabet Inc. to the portfolio in the first quarter, as it appears to us to be as inexpensive as it has in years. We categorize Alphabet as a “Fallen Angel” growth stock. After two decades of rapid growth in its search

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2023

business, where it maintains a nearly 90% share of search ads, Alphabet, like many of its IT peers are cutting costs for the first time in company history. As previously mentioned, with its cost of capital very low compared to its peers and low overall from low interest rates, it invested in every corner of the market over the last 10+ years. From autonomous driving (Waymo), smart phones, public cloud hosting and more, there are a number of ways Alphabet and its subsidiaries can increase its earnings over the next several years. We estimate that by reigning in its costs in all of these non-core businesses of about $15B, it could add an incremental $1 in EPS.
Charles Schwab is another opportunistic investment created by association from the failures of the previously mentioned banks. Yet, unlike most banks it has substantial liquidity to satisfy depositors should clients continue to move deposits to higher yielding investments like CD’s. It should also benefit from a higher level of interest rates but without many of the risks taken on its balance sheet from loans.
It is a discount broker with significant earnings contribution from the brokerage, wealth planning and investment management business.
We also initiated a position in Weyerhaeuser Company, a REIT that is one of the largest privately held timberland owners in the United
States. It’s core renewable products: logs and lumber, are commodities that literally grow, even when a recession puts a dent in demand.
Trees are a hugely important consumer of carbon. In addition, longer-term we believe its “best use of land” policy can enable it to lease land to solar projects and additional carbon sequestration programs. The fourth new position was started in Corebridge, yet its business is not new to the strategy. As a recent IPO, Corebridge was AIG’s life insurance business. The Life Insurance business, and in particular
Corebridge’s fixed annuity business, benefit from higher interest rates make that annuities more marketable and profitable. It is one of the few Life Insurance companies that did not sell off its annuity business to private equity in the era of zero interest rates and is therefore one of the few with the financial capacity to grow with demand.
We are no strangers to Warner Brothers Discovery, a recent initiation to the strategy; we owned its predecessor a mere two years ago and exited subsequent to a very successful investment. It is a media company in the midst of a fundamental shift in its industry going from massive spending in a race for subscribers to retrenchment with a focus on profitability. Warner Brothers Discovery is borne of the recent combination of Discovery—a former holding—and Warner Brothers which was valued by AT&T at what we believe to be an attractive price. The combined company’s cash flow generation makes it uniquely undervalued and yet it, as the owner of HBO, has valuable content in its library that we believe the market is failing to recognize. Management is intent on improving its balance sheet, the most important metric we will be tracking over the next year. Shares increased nearly 60% in the first quarter of 2023, yet due to the depressed valuation we still believe it maintains an attractive combination of valuation and fundamental improvements over our investment horizon.
In favor of these new positions we eliminated our holdings in Chubb, Atlas Co., TE Connectivity, Medtronic and Newmont. Atlas was
taken private in a management led buyout which consummated in the first quarter. Chubb, a successful investment and an extremely well-run company is near the top of the range of our preferred valuation after years of tailwinds in the overall property and casualty insurance industry that has seen pricing increase for nearly five years. The next five years aren’t going to have as many tailwinds and with its valuation nearly full, we exited in favor of Charles Schwab. TE connectivity is also a cyclical company that had benefitted from the rapid build-out of data center bandwidth to enable the world to work-from-home. Like Chubb, its valuation is at the high range of what we find acceptable yet with the expected declines in earning power from decreased IT spending, we have found better combinations of fundamentals and valuation elsewhere. During the period we also added to our positions in Royal Philips and NXPI semiconductors while reducing Comcast and BOK Financial.
As we continue throughout the year we seek to make adjustments to our portfolio to reflect the increasing likelihood of an extended market correction. We believe we are still at the beginning of what will be a long unwinding of the asset bubble created by easy money and low inflation. The Fed only started the reckoning, as it had done so in past cycles, by tightening rates. The rest, we believe, will unfold over time. We will be sure, as we always are, to manage our client’s assets with prudence, care through Socially Responsible needs and desires in mind.
____________________________________________________________________________
Current and future portfolio holdings are subject to change and risk. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings
P/E ratio is the ratio for valuing a company that measures its current share price relative to its per-share earnings.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2023

The Morningstar Category is used to compare fund performance to its peers. It is not possible to invest directly into an index or category. Past performance is no guarantee of future results.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. Socially responsible investment criteria may limit the number of investment opportunities available to the Fund or it may invest a larger portion of its assets in certain sectors which could be more sensitive to market conditions, economic, regulatory and environmental developments. These factors could negatively impact the Fund’s returns. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts
(ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD SOCIALLY RESPONSIBLE FUND
PERFORMANCE CHART AND ANALYSIS
March 31, 2023

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Socially Responsible Fund (the”Fund”) compared with the performance of the benchmark, Morningstar
U.S. Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Socially Responsible Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 409-2297. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 3.17%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89%, through January 31, 2024 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the
Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended March 31, 2023 One Year Five Year Ten Year
Since Inception
01/03/05
Baywood Socially Responsible Fund -1.15% 8.78% 8.25% 6.19%
Morningstar US Large Value TR Index -0.64% 8.29% 9.48% 7.10%
*
Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible
Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS
March 31, 2023

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 95.1%
Basic Materials - 4.4%
1,600 International Flavors & Fragrances, Inc. $ 147,136
1,300 Nutrien, Ltd. 96,005
500 Packaging Corp. of America 69,415
312,556
Capital Goods / Industrials - 4.8%
450 Cummins, Inc. 107,496
5,400 nVent Electric PLC 231,876
339,372
Communication Services - 8.6%
1,100 Alphabet, Inc., Class A
(a)
114,103
6,300 AT&T, Inc. 121,275
3,900 Comcast Corp., Class A 147,849
700 The Walt Disney Co.
(a)
70,091
10,300 Warner Bros Discovery, Inc.
(a)
155,530
608,848
Consumer Discretionary - 7.6%
700 Aptiv PLC
(a)
78,533
1,000 Genuine Parts Co. 167,310
6,100 Kontoor Brands, Inc. 295,179
541,022
Consumer Staples - 5.7%
1,600 Mondelez International, Inc., Class A 111,552
500 PepsiCo., Inc. 91,150
5,300 The Kraft Heinz Co. 204,951
407,653
Energy - 8.7%
2,600 Devon Energy Corp. 131,586
6,200 Kinder Morgan, Inc. 108,562
3,100 Schlumberger NV 152,210
135 Texas Pacific Land Corp. 229,638
621,996
Financials - 20.8%
2,100 Air Lease Corp. 82,677
1,600 American Express Co. 263,920
3,800 American International Group, Inc. 191,368
2,900 Bank of America Corp. 82,940
600 Berkshire Hathaway, Inc., Class B
(a)
185,262
1,200 BOK Financial Corp. 101,292
6,983 Brookfield Corp. 227,576
1,000 CME Group, Inc. 191,520
5,500 Corebridge Financial, Inc. 88,110
1,300 The Charles Schwab Corp. 68,094
1,482,759
Health Care - 18.7%
400 Amgen, Inc. 96,700
1,200 AstraZeneca PLC, ADR 83,292
950 Becton Dickinson & Co. 235,163
1,700 Cardinal Health, Inc. 128,350
10,200 Koninklijke Philips NV, ADR 187,170
800 Laboratory Corp. of America Holdings 183,536
2,000 Merck & Co., Inc. 212,780
250 Regeneron Pharmaceuticals, Inc.
(a)
205,417
1,332,408
Real Estate - 3.9%
2,634 Realty Income Corp. REIT 166,785
3,600 Weyerhaeuser Co. REIT 108,468
275,253
Technology - 10.5%
2,300 Cisco Systems, Inc. 120,232
4,100 Corning, Inc. 144,648
1,400 International Business Machines Corp. 183,526
1,500 NetApp, Inc. 95,775
Shares Security Description Value
Technology - 10.5% (continued)
1,100 NXP Semiconductors NV $ 205,123
749,304
Transportation - 1.4%
500 Union Pacific Corp. 100,630
Total Common Stock (Cost $5,035,605) 6,771,801
Shares Security Description Value
Money Market Fund - 5.0%
354,225 First American Government Obligations
Fund, Class X, 4.65%
(b)
(Cost $354,225) 354,225
Investments, at value - 100.1% (Cost $5,389,830) $ 7,126,026
Other Assets & Liabilities, Net - (0.1)% (8,527)
Net Assets - 100.0% $ 7,117,499
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 6,771,801
Level 2 - Other Significant Observable Inputs 354,225
Level 3 - Significant Unobservable Inputs –
Total $ 7,126,026
PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials 4.4%
Capital Goods / Industrials 4.8%
Communication Services 8.5%
Consumer Discretionary 7.6%
Consumer Staples 5.7%
Energy 8.7%
Financials 20.8%
Health Care 18.7%
Real Estate 3.9%
Technology 10.5%
Transportation 1.4%
Money Market Fund 5.0%
100.0%

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $5,389,830) $ 7,126,026
Cash 301
Receivables:
Fund shares sold 2,458
Dividends 10,598
From investment advisor 6,423
Prepaid expenses 14,366
Total Assets
7,160,172
LIABILITIES
Payables:
Investment securities purchased 23,910
Fund shares redeemed 9
Accrued Liabilities:
Fund services fees 5,140
Other expenses 13,614
Total Liabilities
42,673
NET ASSETS
$ 7,117,499
COMPONENTS OF NET ASSETS
Paid-in capital $ 5,151,072
Distributable Earnings 1,966,427
NET ASSETS
$ 7,117,499
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 498,252
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 14.28

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2023

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $761) $ 100,218
Total Investment Income
100,218
EXPENSES
Investment advisor fees 25,316
Fund services fees 32,275
Transfer agent fees 9,653
Custodian fees 2,550
Registration fees 10,260
Professional fees 14,530
Trustees' fees and expenses 2,381
Other expenses 14,785
Total Expenses 111,750
Fees waived and expenses reimbursed
(79,562)
Net Expenses
32,188
NET INVESTMENT INCOME
68,030
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 231,273
Net change in unrealized appreciation (depreciation) on investments
688,285
NET REALIZED AND UNREALIZED GAIN
919,558
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 987,588

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
March 31, 2023
For the Year
Ended
September 30,
2022
OPERATIONS
Net investment income $ 68,030 $ 121,419
Net realized gain 231,273 208,499
Net change in unrealized appreciation (depreciation) 688,285 (759,857)
Increase (Decrease) in Net Assets Resulting from Operations
987,588 (429,939)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(229,213) (305,137)
CAPITAL SHARE TRANSACTIONS
Sale of shares 184,005 1,131,351
Reinvestment of distributions 224,385 302,121
Redemption of shares
(585,382) (928,599)
Increase (Decrease) in Net Assets from Capital Share Transactions
(176,992) 504,873
Increase (Decrease) in Net Assets
581,383 (230,203)
NET ASSETS
Beginning of Period
6,536,116 6,766,319
End of Period
$ 7,117,499 $ 6,536,116
SHARE TRANSACTIONS
Sale of shares 12,761 81,266
Reinvestment of distributions 15,506 21,279
Redemption of shares
(40,516) (64,619)
Increase (Decrease) in Shares
(12,249) 37,926

BAYWOOD SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
March 31, 2023
For the Years Ended September 30,
2022 2021 2020 2019 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 12.80 $ 14.32 $ 10.18 $ 11.21 $ 12.60 $ 11.43
INVESTMENT OPERATIONS
Net investment income (a) 0.13 0.25 0.18 0.15 0.18 0.12
Net realized and unrealized gain (loss)
1.80 (1.14) 4.19 (0.90) (0.53) 1.31
Total from Investment Operations
1.93 (0.89) 4.37 (0.75) (0.35) 1.43
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.13) (0.21) (0.14) (0.15) (0.16) (0.10)
Net realized gain
(0.32) (0.42) (0.09) (0.13) (0.88) (0.16)
Total Distributions to Shareholders
(0.45) (0.63) (0.23) (0.28) (1.04) (0.26)
NET ASSET VALUE, End of Year
$ 14.28 $ 12.80 $ 14.32 $ 10.18 $ 11.21 $ 12.60
TOTAL RETURN
15.09%(b) (6.58)% 43.10% (6.67)% (1.79)% 12.66%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 7,117 $ 6,536 $ 6,766 $ 3,626 $ 3,824 $ 1,699
Ratios to Average Net Assets:
Net investment income 1.88%(c) 1.73% 1.31% 1.45% 1.60% 1.01%
Net expenses 0.89%(c) 0.89% 0.89% 0.89% 0.89% 0.89%
Gross expenses (d) 3.09%(c) 3.17% 3.76% 5.10% 5.78% 3.03%
PORTFOLIO TURNOVER RATE 16%(b) 22% 15% 30% 33% 31%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023

Note 1. Organization
Baywood Value Plus Fund and Baywood Socially Responsible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Baywood Value Plus Fund commenced operations on December 2, 2013, through a reorganization of a collective investment trust into the Baywood Value Plus
Fund. The collective investment trust was previously managed by the Baywood Value Plus Fund’s Advisor and portfolio management team. This collective investment trust was organized and commenced operations on June 27, 2008. The Baywood Value Plus Fund currently offers Institutional Shares. The Baywood Value Plus Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. The Baywood Socially Responsible Fund commenced operations on January 3, 2005. The Baywood
Socially Responsible Fund currently offers Institutional Shares. The Baywood Socially Responsible Fund seeks to provide long-term capital growth.
On December 7, 2015, at a special meeting of shareholders of Baywood Socially Responsible Fund, formerly City National Rochdale
Socially Responsible Equity Fund, a series of City National Rochdale Funds (the "Predecessor Fund"), the shareholders approved a proposal to reorganize the Predecessor Fund into the Baywood Socially Responsible Fund, a newly created series of the Forum Funds II.
The Predecessor Fund was sub-advised by the Fund's Advisor, SKBA Capital Management, LLC, with the same portfolio managers as the Baywood Socially Responsible Fund. The Baywood Socially Responsible Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines and restrictions. The primary purpose of the reorganization was to move the Predecessor Fund to a newly created series of Forum Funds II. As a result of the reorganization, the Baywood Socially Responsible Fund is now operating under the supervision of the Trust’s board of trustees. On
January 8, 2016, the Baywood Socially Responsible Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The shares of the Predecessor Fund were, in effect, exchanged on a tax-free basis for Shares of the Baywood Socially Responsible Fund with the same aggregate value. No commission or other transactional fees were imposed on shareholders in connection with the tax-free exchange of their shares.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Advisor, as defined in Note 3, as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each
Fund. The Advisor is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Advisor’s fair value determinations. The Advisor is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Advisor convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Advisor’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.
The Advisor provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023

in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Advisor performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2023, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually.
Distributions to shareholders of net capital gains, if any, are declared and paid at least at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023

such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, at an annual rate of 0.50% and 0.70% of the average daily net assets of Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively.
Distribution – Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Advisor compensates the Distributor directly for its services. The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex
Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Through the period ended December 31, 2022, the Trust paid each Independent Trustee an annual fee of
$16,000 ($21,000 for the Chairman) for service to the Trust. Effective January 1, 2023, each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent
Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%
through January 31, 2024, for Baywood Value Plus Fund. The Advisor also has contractually agreed to waive its fees and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89% through January 31, 2024, for Baywood Socially Responsible Fund.
Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended March 31, 2023, fees waived and expenses reimbursed were as follows:
The Advisor may be reimbursed by each Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii)
the expense cap in place at the time the fees/expenses were waived/reimbursed. As of March 31, 2023, $421,587 and $424,360 in the
Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively, is subject to recapture by the Advisor. Other Waivers are not eligible for recoupment.
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
Baywood Value Plus Fund $ 9,438 $ 60,912 $ 11,114 $ 81,464
Baywood Socially Responsible Fund 25,316 43,488 10,758 79,562

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended March 31, 2023 were as follows:
Note 6. Federal Income Tax
As of March 31, 2023 , the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of September 30, 2022, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to wash sales, REITS and equity return of capital.
Note 7. Change in Independent Registered Public Accounting Firm
On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds, each a series of Forum Funds II. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company,
Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
The report of BBD on the financial statements of the Funds as of and for the fiscal years ended September 30, 2021 and September 30,
2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the years ended September 30, 2021 and September 30, 2022, and during the subsequent interim period through March 9, 2023: (i) there were no disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities
Exchange Act of 1934, as amended.
The Trust requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.
On March 17, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the
Fund’s independent registered public accounting firm for the fiscal year ending September 30, 2023.
During the fiscal years ended September 30, 2021 and September 30, 2022, and during the subsequent interim period through March
9, 2023, neither the Trust, nor anyone acting on its behalf, consulted with Cohen on behalf of the of Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on each Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of
Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.
Purchases Sales
Baywood Value Plus Fund $ 728,558 $ 532,244
Baywood Socially Responsible Fund 1,111,806 1,294,029
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Baywood Value Plus Fund $ 664,696 $ (38,837) $ 625,859
Baywood Socially Responsible Fund 1,785,850 (49,654) 1,736,196
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Unrealized
Appreciation Total
Baywood Value Plus Fund $ 1,014 $ 71,347 $ 375,771 $ 448,132
Baywood Socially Responsible Fund 5,057 167,651 1,035,344 1,208,052

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023

Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.

Baywood Funds
ADDITIONAL INFORMATION
March 31, 2023

Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each
Fund’s portfolio is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the funds , you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1,
2022 through March 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
October 1, 2022
Ending
Account Value
March 31, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Baywood Value Plus Fund
Actual $ 1,000.00 $ 1,147.57 $ 3.75 0.70%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.44 $ 3.53 0.70%
Baywood Socially Responsible Fund
Actual $ 1,000.00 $ 1,150.91 $ 4.77 0.89%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.49 $ 4.48 0.89%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 365 to reflect the half-year period.

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 409-2297 (toll free)
INVESTMENT ADVISOR
SKBA Capital Management, LLC
601 California Street, Suite 1500
San Francisco, CA 94108
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’
risks, objectives, fees and expenses, experience of its management, and other information.
217-SAR-0323

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(a)(4) Change in Independent Registered Public Accounting Firm (Exhibit filed herewith)

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	July 7, 2023

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	July 7, 2023